Accounts Payable, Accrued Expenses And Other Liabilities (Schedule Of Accounts Payable And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accrued expenses	$ 9,608		$ 3,175
Accrued property taxes	5,638		5,204
Accrued product purchases payable	2,450		3,594
Tax payable	2,159		1,545
Interest payable	7,505		4,788
Accounts payable	2,278		5,128
Tristate Acquisition deferred payment (Note 3)			8,000
Other	79		360
Total accounts payable, accrued expenses and other liabilities	$ 29,717	[1]	$ 31,794

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.